As filed with the Securities and Exchange Commission on August 29, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-08270
                                                     ---------


                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
                   ------------------------------------------
               (Exact name of registrant as specified in charter)


                          601 UNION STREET, SUITE 2801
                                SEATTLE, WA 98101
                                -----------------
               (Address of principal executive offices) (Zip code)


                                 J. GLENN HABER
                       RAINIER INVESTMENT MANAGEMENT, INC.
                          601 UNION STREET, SUITE 2801
                                SEATTLE, WA 98101
                                ----------------
                     (Name and address of agent for service)


                                 (800) 248-6314
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: March 31
                         --------

Date of reporting period: June 30, 2005
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                             SCHEDULE OF INVESTMENTS

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (99.4%)                                Shares           Value
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (1.0%)
Autoliv, Inc.                                           54,200   $    2,373,960
Greenbrier Companies, Inc.                             139,400        3,777,740
OMI, Corp.                                             265,100        5,039,551
                                                                 --------------
TOTAL AUTOS AND TRANSPORTATION                                       11,191,251
                                                                 --------------
CONSUMER DISCRETIONARY AND SERVICES (18.3%)
Activision, Inc.*                                      359,633        5,941,137
Advance Auto Parts, Inc.*                               94,400        6,093,520
American Eagle Outfitters, Inc.                        336,150       10,302,998
aQuantive, Inc.*                                       205,300        3,637,916
CKE Restaurants, Inc.                                  744,550       10,364,136
Elizabeth Arden, Inc.*                                 357,100        8,352,569
Estee Lauder Companies, Inc.                           267,700       10,475,101
Getty Images, Inc.*                                     64,200        4,767,492
Grupo Televisa S.A. de C.V. ADR                        253,850       15,761,546
Guess?, Inc.*                                          315,950        5,238,451
InfoSpace, Inc.*                                       541,300       17,825,009
Labor Ready, Inc.*                                     755,900       17,620,029
MSC Industrial Direct Co., Inc.                        324,650       10,956,937
Navigant Consulting, Inc.*                             424,500        7,496,670
Nordstrom, Inc.                                        144,950        9,852,251
Penn National Gaming, Inc.*                            286,850       10,470,025
PETsMART, Inc.                                         363,600       11,035,260
Prestige Brands Holdings, Inc.*                        395,900        7,720,050
Rollins, Inc.                                          186,000        3,727,440
Scientific Games Corp. Cl. A*                          394,265       10,617,556
Tempur-Pedic International, Inc.*                      524,400       11,631,192
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY AND SERVICES                           199,887,285
                                                                 --------------
CONSUMER STAPLES (2.2%)
7-Eleven, Inc.*                                        108,300        3,274,992
Smithfield Foods, Inc.*                                532,050       14,509,003
SunOpta, Inc.*                                       1,048,500        5,955,480
                                                                 --------------
TOTAL CONSUMER STAPLES                                               23,739,475
                                                                 --------------

                             SCHEDULE OF INVESTMENTS

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (99.4%)                                Shares           Value
--------------------------------------------------------------------------------
ENERGY (9.2%)
Atwood Oceanics, Inc.*                                 143,700   $    8,846,172
Core Laboratories N.V.*                                249,950        6,703,659
Grant Prideco, Inc.*                                   540,100       14,285,644
KCS Energy, Inc.*                                      541,900        9,412,803
Nabors Industries Ltd.*                                121,650        7,374,423
Noble Energy, Inc.                                     261,600       19,790,040
Patterson-UTI Energy, Inc.                             217,550        6,054,416
Peabody Energy Corp.                                   219,700       11,433,188
Stone Energy Corp.*                                    196,500        9,608,850
Ultra Petroleum Corp.*                                 210,850        6,401,406
                                                                 --------------
TOTAL ENERGY                                                         99,910,601
                                                                 --------------
FINANCIAL SERVICES (19.7%)
Affiliated Managers Group, Inc.*                       265,050       18,110,866
Alliance Data Systems Corp.*                           169,300        6,866,808
Assurant, Inc.                                         460,600       16,627,660
BioMed Realty Trust, Inc.                              103,700        2,473,245
CB Richard Ellis Group, Inc.*                          391,000       17,149,260
CBL & Associates Properties, Inc.                       70,400        3,032,128
CheckFree Corp.*                                       202,600        6,900,556
Commercial Capital Bancorp, Inc.                       346,500        5,790,015
Equity Inns, Inc.                                      507,900        6,755,070
Euronet Worldwide, Inc.*                               111,800        3,250,026
Glacier Bancorp, Inc.                                  334,103        8,730,111
HealthExtras, Inc.*                                     31,550          633,208
Jones Lang LaSalle, Inc.*                              189,950        8,401,488
Northern Trust Corp.                                   336,050       15,320,520
Paychex, Inc.                                           96,000        3,123,840
Philadelphia Consolidated Holding Corp.*               190,950       16,184,922
Redwood Trust, Inc.                                    179,975        9,286,710
Safeco Corp.                                           183,150        9,952,371
SEI Investments Co.                                    373,100       13,935,285
Sunstone Hotel Investors, Inc.                         720,777       17,486,050
W.R. Berkely Corp.                                     495,400       17,675,872
Zions Bancorp                                           97,500        7,169,175
                                                                 --------------
TOTAL FINANCIAL SERVICES                                            214,855,186
                                                                 --------------

                             SCHEDULE OF INVESTMENTS

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (99.4%)                                Shares           Value
--------------------------------------------------------------------------------
HEALTH CARE (15.0%)
American Pharmaceutical Partners, Inc.*                603,425   $   24,891,281
ArthroCare Corp.*                                      217,500        7,599,450
Cytyc Corp.*                                           570,000       12,574,200
Intuitive Surgical, Inc.*                              205,050        9,563,532
Invitrogen Corp.*                                      136,000       11,327,440
Kinetic Concepts, Inc.*                                101,050        6,063,000
Kyphon, Inc.*                                          529,750       18,430,003
Laserscope*                                            244,210       10,120,062
LifePoint Hospitals, Inc.*                             224,400       11,336,688
MGI Pharma, Inc.*                                      488,150       10,622,144
Nastech Pharmaceutical Co., Inc.*                      203,050        2,889,402
PacifiCare Health Systems, Inc.*                       168,650       12,050,043
Palomar Medical Technologies, Inc.*                     21,050          503,516
Protein Design Labs, Inc.*                             152,700        3,086,067
QIAGEN N.V.*                                           584,981        6,750,681
Serologicals Corp.*                                    211,500        4,494,375
Shamir Optical Industry Ltd.*                           70,700        1,141,805
United Therapeutics Corp.*                             112,175        5,406,835
Wright Medical Group, Inc.*                            178,150        4,756,605
                                                                 --------------
TOTAL HEALTH CARE                                                   163,607,129
                                                                 --------------
MATERIALS AND PROCESSING (11.6%)
Airgas, Inc.                                           352,100        8,686,307
Cemex S.A. de C.V. ADR                                 135,600        5,752,152
Century Aluminum Co.*                                  111,050        2,265,420
Ceradyne, Inc.*                                        453,750       10,921,763
Cleveland-Cliffs, Inc.                                 113,050        6,529,768
Jacobs Engineering Group, Inc.*                        329,650       18,546,109
Lyondell Chemical Co.                                  418,000       11,043,560
Maverick Tube Corp.*                                   351,600       10,477,680
NCI Building System, Inc.*                             224,000        7,347,200
Olin Corp.                                             425,950        7,769,328
Phelps Dodge Corp.                                     139,800       12,931,500
Precision Castparts Corp.                              189,150       14,734,785
Timken Co.                                             433,050       10,003,455
                                                                 --------------
TOTAL MATERIALS AND PROCESSING                                      127,009,027
                                                                 --------------

                             SCHEDULE OF INVESTMENTS

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (99.4%)                                Shares           Value
--------------------------------------------------------------------------------
PRODUCER DURABLES (5.7%)
A.S.V., Inc.*                                          159,726   $    6,475,292
Esterline Technologies Corp.*                          150,100        6,016,008
Joy Global, Inc.                                       864,800       29,048,632
Middleby Corp.                                          79,052        4,178,689
Parker-Hannifin Corp.                                   63,950        3,965,540
Thomas & Betts Corp.*                                  425,300       12,010,472
                                                                 --------------
TOTAL PRODUCER DURABLES                                              61,694,633
                                                                 --------------
TECHNOLOGY (13.9%)
American Science & Engineering, Inc.*                  136,650        6,061,794
AudioCodes Ltd.*                                       568,800        5,659,560
Autodesk, Inc.*                                        254,050        8,731,699
Avid Technology, Inc.*                                 265,200       14,129,856
Cognos, Inc.*                                          238,650        8,147,511
F5 Networks, Inc.*                                     301,000       14,217,735
FormFactor, Inc.*                                      208,550        5,509,891
Hyperion Solutions Corp.*                              253,400       10,196,816
InPhonic, Inc.*                                        319,250        4,910,065
Intersil Corp.                                         341,950        6,418,402
Marvell Technology Group Ltd.*                         268,750       10,223,250
Mercury Interactive Corp.*                             253,500        9,724,260
Microsemi Corp.*                                       614,200       11,546,960
Rockwell Automation, Inc.                              247,950       12,077,645
Sigamatel, Inc.*                                       234,280        4,020,245
Viasat, Inc.*                                          187,950        3,821,024
Websense, Inc.*                                        152,650        7,334,833
Witness Systems, Inc.*                                 507,000        9,242,610
                                                                 --------------
TOTAL TECHNOLOGY                                                    151,974,156
                                                                 --------------
UTILITIES (2.8%)
Constellation Energy Group, Inc.                       148,050        8,541,005
Kinder Morgan, Inc.                                     44,500        3,702,400
NII Holdings, Inc.*                                     95,650        6,115,861
PPL Corp.                                              133,600        7,933,168
Turkcell Iletisim Hizmetleri AS                        321,319        4,064,685
                                                                 --------------
TOTAL UTILITIES                                                      30,357,119
                                                                 --------------
TOTAL COMMON STOCKS
 (COST $968,555,592)                                             $1,084,225,862
                                                                 --------------

                             SCHEDULE OF INVESTMENTS

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                   Principal
SHORT-TERM INVESTMENTS (0.3%)                        Amount           Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (0.0%)
General Electric Capital Corp.
      3.150%  07-01-2005                          $    457,000   $      457,000
                                                                 --------------
VARIABLE-RATE DEMAND NOTES** (0.3%)
American Family Demand Note
      2.949%  12-31-2031                             2,780,900        2,780,899
Wisconsin Corp. Central Credit Union
      3.000%  12-31-2031                               425,843          425,843
                                                                 --------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      3,206,742
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $3,663,742)                                               $    3,663,742
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES (99.7%)
 (COST $972,219,334+)                                            $1,087,889,604
                                                                 --------------
OTHER ASSETS LESS LIABILITIES (0.3%)                             $    3,109,222
                                                                 --------------
NET ASSETS (100.0%)                                              $1,090,998,826
                                                                 ==============

*     NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At June 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                             $  975,406,370
Gross tax unrealized appreciation                                $  139,931,512
Gross tax unrealized depreciation                                   (27,448,278)
                                                                 --------------
Net tax unrealized appreciation                                  $  112,483,234
                                                                 ==============

                             SCHEDULE OF INVESTMENTS

                          RAINIER CORE EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.6%)                                  Shares          Value
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (8.2%)
Advance Auto Parts, Inc.*                                 58,825   $  3,797,154
Autoliv, Inc.                                             28,250      1,237,350
Best Buy Co., Inc.                                        39,950      2,738,572
Comcast Corp. Cl. A*                                     210,550      6,463,885
eBay, Inc.*                                              119,200      3,934,792
Hilton Hotels Corp.                                      167,875      4,003,819
J.C. Penney Co., Inc.                                    140,150      7,369,087
Nordstrom, Inc.                                           84,442      5,739,523
PETsMART, Inc.                                           135,000      4,097,250
Walt Disney Co.                                          182,700      4,600,386
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                         43,981,818
                                                                   ------------
CONSUMER STAPLES (7.5%)
CVS Corp.                                                 47,350      1,376,464
Estee Lauder Companies, Inc.                             133,050      5,206,246
Gillette Co.                                             206,150     10,437,374
Kellogg Co.                                               81,300      3,612,972
PepsiCo, Inc.                                            145,356      7,839,049
Procter & Gamble Co.                                     138,900      7,326,975
Smithfield Foods, Inc.*                                  163,650      4,462,735
                                                                   ------------
TOTAL CONSUMER STAPLES                                               40,261,815
                                                                   ------------
ENERGY (12.1%)
Apache Corp.                                              32,300      2,086,580
Baker Hughes Inc.                                         46,450      2,376,382
BP PLC ADR                                                62,450      3,895,631
ConocoPhillips                                            86,000      4,944,140
Exxon Mobil Corp.                                        245,452     14,106,126
Grant Prideco, Inc.*                                     194,150      5,135,267
Kinder Morgan, Inc.                                       18,825      1,566,240
Nabors Industries Ltd.*                                   93,900      5,692,218
National-Oilwell Varco, Inc.*                             64,900      3,085,346
Noble Energy, Inc.                                       113,525      8,588,166
Patterson-UTI Energy, Inc.                               106,350      2,959,720
Peabody Energy Corp.                                      85,200      4,433,808
Transocean, Inc.*                                        102,700      5,542,719
                                                                   ------------
TOTAL ENERGY                                                         64,412,343
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                          RAINIER CORE EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.6%)                                  Shares          Value
--------------------------------------------------------------------------------
FINANCIALS (18.9%)
Affiliated Managers Group, Inc.*                          55,100   $  3,764,983
Allstate Corp.                                            34,950      2,088,262
American Express Co.                                     127,550      6,789,486
American International Group, Inc.                       114,207      6,635,427
Assurant, Inc.                                            83,800      3,025,180
Bank of America Corp.                                    233,392     10,645,009
Chubb Corp.                                               95,400      8,167,194
Citigroup, Inc.                                          308,736     14,272,865
Franklin Resources, Inc.                                 117,400      9,037,452
Goldman Sachs Group, Inc.                                 91,700      9,355,234
Lehman Brothers Holdings, Inc.                            92,100      9,143,688
Northern Trust Corp.                                      40,200      1,832,718
Prudential Financial, Inc.                               122,350      8,033,501
Wachovia Corp.                                            64,420      3,195,232
Wells Fargo & Co.                                         76,650      4,720,107
                                                                   ------------
TOTAL FINANCIALS                                                    100,706,338
                                                                   ------------
HEALTH CARE (15.2%)
Aetna, Inc.                                               64,250      5,321,185
Amgen Inc.*                                               92,575      5,597,085
Caremark Rx, Inc.*                                       132,800      5,912,256
Cytyc Corp.*                                             122,700      2,706,762
Eli Lilly & Co.                                          132,900      7,403,859
Fisher Scientific International Inc.*                     46,200      2,998,380
Gilead Sciences, Inc.*                                   216,350      9,517,237
Johnson & Johnson                                        145,177      9,436,505
LifePoint Hospitals, Inc.*                                48,700      2,460,324
Medtronic, Inc.                                           90,250      4,674,048
Novartis AG ADR                                          187,000      8,871,280
Pfizer, Inc.                                             188,450      5,197,451
Wright Medical Group, Inc.*                               64,250      1,715,475
Wyeth                                                    204,900      9,118,050
                                                                   ------------
TOTAL HEALTH CARE                                                    80,929,897
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                          RAINIER CORE EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.6%)                                  Shares          Value
--------------------------------------------------------------------------------
INDUSTRIALS (12.3%)
Boeing Co.                                               106,125   $  7,004,250
Caterpillar Inc.                                          32,000      3,049,920
General Electric Co.                                     563,374     19,520,909
Honeywell International Inc.                             165,300      6,054,939
Jacobs Engineering Group, Inc.*                          100,450      5,651,317
Joy Global, Inc.                                         155,275      5,215,687
Norfolk Southern Corp.                                    91,650      2,837,484
Parker-Hannifin Corp.                                     52,050      3,227,621
Rockwell Automation, Inc.                                 95,225      4,638,410
Tsakos Energy Navigation Ltd.                             79,650      3,088,031
United Technologies Corp.                                107,250      5,507,288
                                                                   ------------
TOTAL INDUSTRIALS                                                    65,795,856
                                                                   ------------
INFORMATION TECHNOLOGY (16.4%)
ALTERA Corp.*                                            258,650      5,126,443
Avid Technology, Inc.*                                    70,450      3,753,576
Cisco Systems, Inc.*                                     433,685      8,287,720
Cognos, Inc.*                                             62,100      2,120,094
Corning, Inc.*                                           299,450      4,976,859
Dell, Inc.*                                              162,325      6,413,461
EMC Corp.*                                               461,150      6,322,367
InfoSpace, Inc.*                                          73,350      2,415,416
Intel Corp.                                              403,114     10,505,151
Macromedia, Inc.*                                         12,300        470,106
Marvell Technology Group Ltd.*                           137,750      5,240,010
Maxim Integrated Products, Inc.                           52,925      2,022,264
Mercury Interactive Corp.*                               118,750      4,555,250
Microsoft Corp.                                          318,036      7,900,014
QUALCOMM, Inc.                                            53,100      1,752,831
SAP AG ADR                                               121,500      5,260,950
Texas Instruments, Inc.                                  183,525      5,151,547
Yahoo!, Inc.*                                            150,500      5,214,825
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                         87,488,884
                                                                   ------------
MATERIALS (3.8%)
BHP Billiton Ltd. ADR                                    123,900      3,382,470
Cemex S.A. de C.V. ADR                                    66,450      2,818,809
Dow Chemical Co.                                         137,050      6,102,837
Lyondell Chemical Co.                                     67,050      1,771,461
Phelps Dodge Corp.                                        41,400      3,829,500
Praxair, Inc.                                             50,200      2,339,320
                                                                   ------------
TOTAL MATERIALS                                                      20,244,397
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                          RAINIER CORE EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.6%)                                  Shares          Value
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.9%)
America Movil S.A. de C.V. ADR                           122,600   $  7,308,186
Nextel Communications, Inc.*                              79,100      2,555,721
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                      9,863,907
                                                                   ------------
UTILITIES (2.3%)
Exelon Corp.                                             155,750      7,994,648
TXU Corp.                                                 53,800      4,470,242
                                                                   ------------
TOTAL UTILITIES                                                      12,464,890
                                                                   ------------
TOTAL COMMON STOCKS
 (COST $438,877,232)                                               $526,150,145
                                                                   ------------

                                                     Principal
SHORT-TERM INVESTMENTS (1.4%)                          Amount          Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (0.9%)
General Electric Capital Corp.
      3.150%  07-01-2005                            $  4,582,000   $  4,582,000
                                                                   ------------

VARIABLE-RATE DEMAND NOTES** (0.5%)
American Family Demand Note
      2.949%  12-31-2031                               2,590,708      2,590,708
Wisconsin Corp. Central Credit Union
      3.000%  12-31-2031                                 363,894        363,895
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      2,954,603
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $7,536,603)                                                 $  7,536,603
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (100.0%)
 (COST $446,413,835+)                                              $533,686,748
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.0%)                      $   (143,671)
                                                                   ------------

NET ASSETS (100.0%)                                                $533,543,077
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At June 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                               $447,303,543
Gross tax unrealized appreciation                                  $ 95,535,974
Gross tax unrealized depreciation                                    (9,152,769)
                                                                   ------------
Net tax unrealized appreciation                                    $ 86,383,205
                                                                   ============

                             SCHEDULE OF INVESTMENTS

                         RAINIER GROWTH EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.0%)                                  Shares          Value
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (2.1%)
C.H. Robinson Worldwide, Inc.                              1,300   $     75,660
Oshkosh Truck Corp.                                        1,200         93,936
                                                                   ------------
TOTAL AUTOS AND TRANSPORTATION                                          169,596
                                                                   ------------
CONSUMER DISCRETIONARY AND SERVICES (23.6%)
Coach, Inc.*                                               4,000        134,280
Dolby Laboratories, Inc.*                                  2,400         52,944
eBay, Inc.*                                                2,700         89,127
Electronic Arts, Inc.*                                     2,750        155,677
Estee Lauder Companies, Inc.                               3,550        138,911
Google, Inc. Cl. A*                                          750        220,612
Hilton Hotels Corp.                                        6,550        156,217
Nike, Inc.                                                 2,400        207,840
Nordstrom, Inc.                                            2,800        190,316
Penn National Gaming, Inc.*                                2,000         73,000
Starbucks Corp.*                                           2,375        122,692
Volcom, Inc.*                                              6,000        160,620
Yahoo! Inc.*                                               4,900        169,785
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY AND SERVICES                             1,872,021
                                                                   ------------
CONSUMER STAPLES (5.1%)
PepsiCo, Inc.                                              1,150         62,019
Procter & Gamble Co.                                       3,500        184,625
Sysco Corp.                                                2,400         86,856
Wm. Wrigley Jr. Co.                                        1,000         68,840
                                                                   ------------
TOTAL CONSUMER STAPLES                                                  402,340
                                                                   ------------
ENERGY (3.5%)
Baker Hughes Inc.                                          1,800         92,088
Nabors Industries Ltd.*                                      500         30,310
Transocean, Inc.*                                          1,800         97,146
Ultra Petroleum Corp.*                                     2,000         60,720
                                                                   ------------
TOTAL ENERGY                                                            280,264
                                                                   ------------
FINANCIAL SERVICES (10.6%)
American Express Co.                                       2,000        106,460
Franklin Resources, Inc.                                   1,100         84,678
Goldman Sachs Group, Inc.                                  1,800        183,636
Legg Mason, Inc.                                           1,400        145,754
Moody's Corp.                                              3,700        166,352
SLM Corp.                                                  2,950        149,860
                                                                   ------------
TOTAL FINANCIAL SERVICES                                                836,740
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                         RAINIER GROWTH EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.0)                                  Shares          Value
--------------------------------------------------------------------------------
HEALTH CARE (20.5%)
Aetna, Inc.                                                2,475   $    204,980
Alcon, Inc.                                                1,600        174,960
American Pharmaceutical Partners, Inc.*                    1,000         41,250
Amgen Inc.*                                                2,100        126,966
Genentech, Inc.*                                           1,700        136,476
Gilead Sciences, Inc.*                                     1,750         76,983
HCA, Inc.                                                  2,100        119,007
Johnson & Johnson                                          1,200         78,000
Medtronic, Inc.                                            2,250        116,528
Novartis AG ADR                                            4,000        189,760
UnitedHealth Group, Inc.                                   3,800        198,132
Zimmer Holdings, Inc.*                                     2,100        159,957
                                                                   ------------
TOTAL HEALTH CARE                                                     1,622,999
                                                                   ------------
MATERIALS AND PROCESSING (2.8%)
Jacobs Engineering Group, Inc.*                            1,750         98,455
Precision Castparts Corp.                                  1,550        120,745
                                                                   ------------
TOTAL MATERIALS AND PROCESSING                                          219,200
                                                                   ------------
OTHER (2.5%)
General Electric Co.                                       5,700        197,505
                                                                   ------------
TOTAL OTHER                                                             197,505
                                                                   ------------
PRODUCER DURABLES (4.0%)
Boeing Co.                                                 1,700        112,200
Caterpillar Inc.                                             750         71,483
Danaher Corp.                                                800         41,872
United Technologies Corp.                                  1,800         92,430
                                                                   ------------
TOTAL PRODUCER DURABLES                                                 317,985
                                                                   ------------
TECHNOLOGY (20.9%)
Adobe Systems, Inc.                                        4,100        117,342
Apple Computer, Inc.*                                      3,500        128,835
Cisco Systems, Inc.*                                       4,000         76,440
Cognizant Technology Solutions Corp.*                      1,900         89,547
Dell, Inc.*                                                4,050        160,016
Intel Corp.                                                7,400        192,844
Juniper Networks, Inc.*                                    5,150        129,677
Marvell Technology Group Ltd.*                             4,600        174,984
Mercury Interactive Corp.*                                 2,850        109,326
Microsoft Corp.                                            1,450         36,018
Network Appliance, Inc.*                                   5,300        149,831
QUALCOMM, Inc.                                             1,650         54,467
Rockwell Automation, Inc.                                  1,400         68,194

                             SCHEDULE OF INVESTMENTS

                         RAINIER GROWTH EQUITY PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (98.0%)                                  Shares          Value
--------------------------------------------------------------------------------
SAP AG ADR                                                 1,800   $     77,940
Texas Instruments, Inc.                                    3,300         92,631
                                                                   ------------
TOTAL TECHNOLOGY                                                      1,658,092
                                                                   ------------
UTILITIES (2.4%)
America Movil S.A. de C.V. ADR                             1,800        107,298
NII Holdings, Inc.*                                        1,250         79,925
                                                                   ------------
TOTAL UTILITIES                                                         187,223
                                                                   ------------
TOTAL COMMON STOCKS
 (COST $6,698,674)                                                 $  7,763,965
                                                                   ------------

                                                     Principal
SHORT-TERM INVESTMENTS (2.7%)                          Amount         Value
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (2.7%)
American Family Demand Note
      2.949%  12-31-2031                            $    106,473   $    106,473
Wisconsin Corp. Central Credit Union
      3.000%  12-31-2031                                 103,446        103,446
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                        209,919
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $209,919)                                                   $    209,919
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (100.7%)
 (COST $6,908,593+)                                                $  7,973,884
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                      $    (53,382)
                                                                   ------------

NET ASSETS (100.0%)                                                $  7,920,502
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At June 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                               $  6,924,006
Gross tax unrealized appreciation                                  $  1,124,907
Gross tax unrealized depreciation                                       (75,029)
                                                                   ------------
Net tax unrealized appreciation                                    $  1,049,878
                                                                   ============

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
DEBT SECURITIES (35.6%)                                Amount         Value
--------------------------------------------------------------------------------
CORPORATE BONDS (25.5%)
FINANCE (21.3%)
ACE Limited
      6.000%  04-01-2007                            $    550,000   $    565,436
AFLAC Inc.
      6.500%  04-15-2009                                 700,000        758,952
Allstate Life
      4.500%  05-29-2009                                 625,000        632,532
American Express Credit Corp.
      3.000%  05-16-2008                               1,250,000      1,213,072
Bank of America Corp.
      6.625%  10-15-2007                               1,500,000      1,578,598
Citigroup Inc.
      4.125%  02-22-2010                               1,750,000      1,745,607
Countrywide Home Loans
      5.625%  05-15-2007                               2,000,000      2,050,078
General Electric Capital Corp.
      3.125%  04-01-2009                               2,250,000      2,172,420
Goldman Sachs Group
      5.700%  09-01-2012                               1,750,000      1,864,777
Hartford Life, Inc.
      7.100%  06-15-2007                                 780,000        820,118
Household Finance Corp.
      5.750%  01-30-2007                               1,500,000      1,539,117
International Lease Finance Corp.
      5.625%  06-01-2007                               1,000,000      1,025,603
      4.750%  01-13-2012                               1,000,000        998,014
Key Bank N.A
      6.500%  04-15-2008                                 500,000        527,181
Merrill Lynch & Co., Inc.
      4.250%  02-08-2010                               1,700,000      1,697,532
MGIC Investment Corp.
      6.000%  03-15-2007                                 225,000        231,833
Morgan Stanley Dean Witter & Co.
      4.250%  05-15-2010                               1,650,000      1,640,821
Protective Life Secured Trust
      3.700%  11-24-2008                               1,000,000        985,654
Reliastar Financial Corp.
      6.500%  11-15-2008                               2,000,000      2,144,816

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
DEBT SECURITIES (35.6%)                                Amount         Value
--------------------------------------------------------------------------------
SLM Corp.
      3.381%  07-25-2007                            $  1,000,000   $  1,003,417
      4.000%  01-15-2010                                 500,000        494,428
                                                                   ------------
TOTAL FINANCE                                                        25,690,006
                                                                   ------------
INDUSTRIALS (4.2%)
Amgen Inc.
      4.000%  11-18-2009                                 500,000        496,717
Deluxe Corp.
      3.500%  10-01-2007                                 450,000        440,040
Ford Motor Credit Co
      6.500%  01-25-2007                                 850,000        856,414
General Mills, Inc.
      5.125%  02-15-2007                                 250,000        253,996
General Motors Acceptance Corp.
      6.125%  02-01-2007                               1,000,000        993,510
John Deere Capital Corp.
      4.500%  08-22-2007                               1,000,000      1,007,518
UnitedHealth Group, Inc.
      3.300%  01-30-2008                               1,000,000        977,428
                                                                   ------------
TOTAL INDUSTRIALS                                                     5,025,623
                                                                   ------------
TOTAL CORPORATE BONDS
(COST $30,792,349)                                                 $ 30,715,629
                                                                   ------------
MORTGAGE PASS-THROUGH SECURITIES (1.8%)
Federal Home Loan Mortgage Corp.
      4.500%  05-01-2019                                 336,730        335,629
      5.000%  04-01-2035                                 428,150        428,826
                                                                   ------------
                                                                        764,455
                                                                   ------------
Federal National Mortgage Association
      5.000%  11-01-2018                                 307,529        311,312
      6.000%  08-01-2034                                 298,768        306,501
      5.500%  12-01-2034                                 550,694        558,722
      6.500%  02-01-2035                                 213,717        221,381
                                                                   ------------
                                                                      1,397,916
                                                                   ------------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (COST $2,142,896)                                                 $  2,162,371
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
DEBT SECURITIES (35.6%)                                Amount         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (4.9%)
Federal Home Loan Bank
      3.375%  02-15-2008                            $    750,000   $    740,617
      4.750%  08-13-2010                                 200,000        206,372
                                                                   ------------
                                                                        946,989
                                                                   ------------
Federal Home Loan Mortgage Corp.
      4.260%  07-19-2007                               1,000,000      1,007,067
                                                                   ------------
Federal National Mortgage Association
      5.375%  11-15-2011                               1,750,000      1,877,976
      4.375%  03-15-2013                               1,500,000      1,526,904
      5.240%  08-07-2018                                 500,000        524,889
                                                                   ------------
                                                                      3,929,769
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
 (COST $5,820,660)                                                 $  5,883,825
                                                                   ------------
U.S. TREASURY NOTES (3.4%)
      1.875%  01-31-2006                            $    150,000   $    148,723
      6.125%  08-15-2007                               1,025,000      1,076,811
      5.625%  05-15-2008                               2,000,000      2,106,094
      4.250%  08-15-2013                                 775,000        794,617
                                                                   ------------
TOTAL U.S. TREASURY NOTES
 (COST $4,034,994)                                                    4,126,245
                                                                   ------------
TOTAL DEBT SECURITIES
 (COST $42,790,899)                                                $ 42,888,070
                                                                   ------------

COMMON STOCKS (63.0%)                                  Shares          Value
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (5.2%)
Advance Auto Parts, Inc.*                                  8,550   $    551,902
Autoliv, Inc.                                              4,050        177,390
Best Buy Co., Inc.                                         4,650        318,757
Comcast Corp. Cl. A*                                      29,550        907,185
eBay, Inc.*                                               17,900        590,879
Hilton Hotels Corp.                                       21,200        505,620
J.C. Penney Co., Inc.                                     20,000      1,051,600
Nordstrom, Inc.                                           12,050        819,038
PETsMART, Inc.                                            20,250        614,587
Walt Disney Co.                                           26,600        669,788
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                          6,206,746
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (63.0%)                                  Shares          Value
--------------------------------------------------------------------------------
CONSUMER STAPLES (4.8%)
CVS Corp.                                                  6,850   $    199,129
Estee Lauder Companies, Inc.                              19,150        749,339
Gillette Co.                                              29,825      1,510,040
Kellogg Co.                                               11,750        522,170
PepsiCo, Inc.                                             19,324      1,042,143
Procter & Gamble Co.                                      21,000      1,107,750
Smithfield Foods, Inc.*                                   23,000        627,210
                                                                   ------------
TOTAL CONSUMER STAPLES                                                5,757,781
                                                                   ------------
ENERGY (7.8%)
Apache Corp.                                               4,750        306,850
Baker Hughes Inc.                                          6,800        347,888
BP PLC ADR                                                 9,100        567,658
ConocoPhillips                                            13,150        755,994
Exxon Mobil Corp.                                         35,256      2,026,162
Grant Prideco, Inc.*                                      28,000        740,600
Kinder Morgan, Inc.                                        3,250        270,400
Nabors Industries Ltd.*                                   13,700        830,494
National-Oilwell Varco, Inc.*                              9,550        454,007
Noble Energy, Inc.                                        16,350      1,236,877
Patterson-UTI Energy, Inc.                                15,250        424,408
Peabody Energy Corp.                                      12,250        637,490
Transocean, Inc.*                                         14,600        787,962
                                                                   ------------
TOTAL ENERGY                                                          9,386,790
                                                                   ------------
FINANCIALS (12.2%)
Affiliated Managers Group, Inc.*                           7,950        543,223
Allstate Corp.                                             5,250        313,687
American Express Co.                                      18,350        976,770
American International Group, Inc.                        16,488        957,953
Assurant, Inc.                                            12,100        436,810
Bank of America Corp.                                     36,752      1,676,259
Chubb Corp.                                               13,800      1,181,418
Citigroup, Inc.                                           44,347      2,050,162
Franklin Resources, Inc.                                  16,975      1,306,736
Goldman Sachs Group, Inc.                                 13,250      1,351,765
Lehman Brothers Holdings, Inc.                            13,300      1,320,424
Northern Trust Corp.                                       7,100        323,689
Prudential Financial, Inc.                                17,550      1,152,333
Wachovia Corp.                                             9,208        456,717
Wells Fargo & Co.                                         10,675        657,367
                                                                   ------------
TOTAL FINANCIALS                                                     14,705,313
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (63.0%)                                  Shares          Value
--------------------------------------------------------------------------------
HEALTH CARE (9.7%)
Aetna, Inc.                                                9,200   $    761,944
Amgen Inc.*                                               13,350        807,141
Caremark Rx, Inc.*                                        18,850        839,202
Cytyc Corp.*                                              17,800        392,668
Eli Lilly & Co.                                           19,125      1,065,454
Fisher Scientific International Inc.*                      6,650        431,585
Gilead Sciences, Inc.*                                    30,800      1,354,892
Johnson & Johnson                                         20,775      1,350,375
LifePoint Hospitals, Inc.*                                 7,200        363,744
Medtronic, Inc.                                           12,750        660,323
Novartis AG ADR                                           26,900      1,276,136
Pfizer, Inc.                                              27,150        748,797
Wright Medical Group, Inc.*                               10,850        289,695
Wyeth                                                     29,750      1,323,875
                                                                   ------------
TOTAL HEALTH CARE                                                    11,665,831
                                                                   ------------
INDUSTRIALS (7.8%)
Boeing Co.                                                15,500      1,023,000
Caterpillar Inc.                                           4,725        450,340
General Electric Co.                                      81,500      2,823,975
Honeywell International Inc.                              23,700        868,131
Jacobs Engineering Group, Inc.*                           12,850        722,941
Joy Global, Inc.                                          22,375        751,576
Norfolk Southern Corp.                                    13,100        405,576
Parker-Hannifin Corp.                                      7,650        474,377
Rockwell Automation, Inc.                                 13,750        669,763
Tsakos Energy Navigation Ltd.                             11,400        441,978
United Technologies Corp.                                 15,150        777,953
                                                                   ------------
TOTAL INDUSTRIALS                                                     9,409,610
                                                                   ------------
INFORMATION TECHNOLOGY (10.4%)
ALTERA Corp.*                                             37,100        735,322
Avid Technology, Inc.*                                    10,250        546,120
Cisco Systems, Inc.*                                      65,191      1,245,800
Cognos, Inc.*                                              8,800        300,432
Corning, Inc.*                                            42,850        712,167
Dell, Inc.*                                               24,000        948,240
EMC Corp.*                                                66,200        907,602
InfoSpace, Inc.*                                           9,625        316,951
Intel Corp.                                               58,750      1,531,025
Macromedia, Inc.*                                          2,000         76,440

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

COMMON STOCKS (63.0)                                  Shares          Value
--------------------------------------------------------------------------------
Marvell Technology Group, Ltd.*                           17,950   $    682,818
Maxim Integrated Products, Inc.                            7,775        297,083
Mercury Interactive Corp.*                                16,950        650,202
Microsoft Corp.                                           45,950      1,141,398
QUALCOMM, Inc.                                             7,750        255,828
SAP AG ADR                                                17,300        749,090
Texas Instruments Inc.                                    26,700        749,469
Yahoo!, Inc.*                                             21,600        748,440
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                         12,594,427
                                                                   ------------
MATERIALS (2.5%)
BHP Billiton Ltd. ADR                                     20,300        554,190
Cemex S.A. de C.V. ADR                                     9,650        409,353
Dow Chemical Co.                                          19,800        881,694
Lyondell Chemical Co.                                      9,800        258,916
Phelps Dodge Corp.                                         6,050        559,625
Praxair, Inc.                                              7,250        337,850
                                                                   ------------
TOTAL MATERIALS                                                       3,001,628
                                                                   ------------
TELECOMMUNICATION SERVICES (1.1%)
America Movil S.A. de C.V. ADR                            16,250        968,662
Nextel Communications, Inc.*                              11,250        363,488
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                      1,332,150
                                                                   ------------
UTILITIES (1.5%)
Exelon Corp.                                              23,500      1,206,255
TXU Corp.                                                  7,900        656,411
                                                                   ------------
TOTAL UTILITIES                                                       1,862,666
                                                                   ------------
TOTAL COMMON STOCKS
 (COST $61,637,853)                                                $ 75,922,942
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                           RAINIER BALANCED PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
SHORT-TERM INVESTMENTS (1.0%)                          Amount          Value
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (1.0%)
American Family Demand Note
      2.949%  12-31-2031                            $    773,240   $    773,240
Wisconsin Corp. Central Credit Union
      3.000%  12-31-2031                                 385,888        385,889
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      1,159,129
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,159,129)                                                 $  1,159,129
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (99.6%)
 (COST $105,703,489+)                                              $119,970,141
                                                                   ------------

OTHER ASSETS LESS LIABILITIES (0.4%)                               $    505,438
                                                                   ------------

NET ASSETS (100.0%)                                                $120,475,579
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At June 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                               $105,990,932
Gross tax unrealized appreciation                                  $ 15,338,992
Gross tax unrealized depreciation                                    (1,359,783)
                                                                   ------------
Net tax unrealized appreciation                                    $ 13,979,209
                                                                   ============

                             SCHEDULE OF INVESTMENTS

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
DEBT SECURITIES (93.3%)                                Amount          Value
--------------------------------------------------------------------------------
CORPORATE BONDS (63.9%)
FINANCE (51.9%)
ACE Limited
      6.000%  04-01-2007                            $    700,000   $    719,646
AFLAC Inc.
      6.500%  04-15-2009                                 900,000        975,795
Allstate Life
      4.500%  05-29-2009                                 625,000        632,532
American Express Credit Corp.
      3.000%  05-16-2008                               1,350,000      1,310,118
Bank of America Corp.
      7.125%  09-15-2006                                 250,000        258,954
Citigroup Inc.
      5.625%  08-27-2012                               1,100,000      1,176,674
Commercial Credit TRV
      6.750%  07-01-2007                                 930,000        976,274
Countrywide Home Loans
      5.625%  05-15-2007                               2,000,000      2,050,078
General Electric Capital Corp.
      4.250%  12-01-2010                               1,000,000        997,465
      4.250%  06-15-2012                               1,350,000      1,334,619
Goldman Sachs Group
      5.700%  09-01-2012                               1,900,000      2,024,615
Household Finance Corp.
      5.750%  01-30-2007                               1,500,000      1,539,117
International Lease Finance Corp.
      4.750%  02-15-2008                               1,550,000      1,569,267
      4.750%  01-13-2012                                 575,000        573,858
Key Bank N.A
      6.500%  04-15-2008                                 500,000        527,181
Lehman Brothers Holdings, Inc.
      4.250%  01-27-2010                               1,000,000        998,061
Merrill Lynch & Co., Inc.
      4.250%  02-08-2010                               1,825,000      1,822,350

                             SCHEDULE OF INVESTMENTS

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
DEBT SECURITIES (93.3%)                                Amount          Value
--------------------------------------------------------------------------------
MGIC Investment Corp.
      6.000%  03-15-2007                            $    750,000   $    772,778
Morgan Stanley Dean Witter & Co.
      4.250%  05-15-2010                               2,000,000      1,988,874
Protective Life Secured Trust
      3.700%  11-24-2008                               1,400,000      1,379,916
Reliastar Financial Corp.
      6.500%  11-15-2008                               2,350,000      2,520,159
SLM Corp.
      3.381%  07-25-2007                               1,250,000      1,254,271
      4.000%  01-15-2010                                 650,000        642,756
Wachovia Corp.
      3.625%  02-17-2009                                 900,000        885,653
                                                                   ------------
TOTAL FINANCE                                                        28,931,011
                                                                   ------------
INDUSTRIALS (12.0%)
Amgen Inc.
      4.000%  11-18-2009                                 650,000        645,732
Deluxe Corp.
      5.125%  10-01-2014                                 650,000        631,331
First Data Corp.
      3.375%  08-01-2008                                 500,000        488,569
Ford Motor Credit Co.
      6.500%  01-25-2007                                 900,000        906,791
General Mills, Inc.
      5.125%  02-15-2007                                 750,000        761,987
General Motors Acceptance Corp.
      6.125%  02-01-2007                                 750,000        745,133
John Deere Capital Corp.
      4.500%  08-22-2007                               1,250,000      1,259,398
UnitedHealth Group, Inc.
      3.300%  01-30-2008                               1,275,000      1,246,221
                                                                   ------------
TOTAL INDUSTRIALS                                                     6,685,162
                                                                   ------------
TOTAL CORPORATE BONDS
 (COST $35,728,257)                                                $ 35,616,173
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                     Principal
DEBT SECURITIES (93.3%)                                Amount          Value
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.9%)
MBNA Credit Card Master Note
      2.700%  09-15-2009                            $    500,000   $    489,507
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
 (COST $495,910)                                                   $    489,507
                                                                   ------------
MORTGAGE PASS-THROUGH SECURITIES (5.0%)
Federal Home Loan Mortgage Corp.
      4.500%  05-01-2019                            $    438,771   $    437,336
      5.000%  04-01-2035                                 559,515        560,398
                                                                   ------------
                                                                        997,734
                                                                   ------------
Federal National Mortgage Association
      5.000%  11-01-2018                                 387,259        392,022
      6.000%  08-01-2034                                 389,301        399,378
      5.500%  12-01-2034                                 703,664        713,921
      6.500%  02-01-2035                                 281,523        291,619
                                                                   ------------
                                                                      1,796,940
                                                                   ------------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (COST $2,769,564)                                                 $  2,794,674
                                                                   ------------
U.S. GOVERNMENT AGENCY (11.3%)
Federal Home Loan Bank
      3.375%  02-15-2008                            $    500,000   $    493,745
      5.750%  05-15-2008                                 250,000        262,787
                                                                   ------------
                                                                        756,532
                                                                   ------------
Federal Home Loan Mortgage Corp.
      4.260%  07-19-2007                               1,250,000      1,258,834
                                                                   ------------
Federal National Mortgage Association
      5.375%  11-15-2011                               1,335,000      1,432,627
      6.125%  03-15-2012                               1,250,000      1,399,854
      4.375%  03-15-2013                               1,000,000      1,017,936
      5.240%  08-07-2018                                 425,000        446,156
                                                                   ------------
                                                                      4,296,573
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
 (COST $6,200,786)                                                 $  6,311,939
                                                                   ------------

                             SCHEDULE OF INVESTMENTS

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

                                                      Principal
DEBT SECURITIES (93.3%)                                 Amount          Value
--------------------------------------------------------------------------------
U.S. TREASURY NOTES (12.2%)
      5.750%  11-15-2005                            $    550,000   $    555,049
      3.500%  11-15-2006                                 500,000        499,590
      6.125%  08-15-2007                               1,800,000      1,890,985
      6.000%  08-15-2009                               1,000,000      1,086,836
      5.750%  08-15-2010                                 625,000        683,277
      4.250%  08-15-2013                               1,250,000      1,281,641
      4.750%  05-15-2014                                 750,000        796,055
                                                                   ------------
TOTAL U.S. TREASURY NOTES
 (COST $6,686,908)                                                 $  6,793,433
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (93.3%)
 (COST $51,881,425+)                                               $ 52,005,726
                                                                   ------------
OTHER ASSETS LESS LIABILITIES (6.7%)                               $  3,753,487
                                                                   ------------
NET ASSETS (100.0%)                                                $ 55,759,213
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.

+ At June 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                               $ 51,881,614
Gross tax unrealized appreciation                                  $    430,050
Gross tax unrealized depreciation                                      (305,938)
                                                                   ------------
Net tax unrealized appreciation                                    $    124,112
                                                                   ============

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS


      By (Signature and Title) /s/ J. Glenn Haber
                               ------------------
                                   J. Glenn Haber
                                   Chief Executive Officer and Treasurer

      Date August 29, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ J. Glenn Haber
                                ------------------
                                    J. Glenn Haber
                                    Chief Executive Officer and Treasurer

      Date August 29, 2005


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.